Repo Transactions - Additional Information (Detail) - ARS ($) $ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of repo transactions [line items]
Profit generated by the bank through repurchase transactions	$ 8,536,022	$ 10,667,631	$ 6,750,429
Losses generated by the bank through reverse repurchase transactions	294,566	295,464	$ 691,469
Financial assets delivered as guarantee		1,050,173
Financial assets off balance sheet transaction	35,108,699	66,925,905
Government and Private securities [member]
Disclosure of repo transactions [line items]
Repurchase transactions		933,682
Reverse repurchase transactions	$ 31,405,801	$ 59,503,764